VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2020
VARIABLE INTEREST ENTITIES
Summarizes the assets and liabilities related to the VIEs

The following table summarizes the assets and liabilities related to the VIEs consolidated by the Company from the Company’s Credit Facility Vehicles as of December 31, 2020 and December 31, 2019 (in thousands):

	December 31,	December 31,
	2020	2019
Assets
Cash and cash equivalents	$15,849	$86,526
Restricted cash	81,408	268,368
Real estate inventory	460,680	1,312,194
Other(1)	6,729	25,793
Total assets	$564,666	$1,692,881
Liabilities
Credit facilities	$474,640	$1,264,913
Other(2)	3,394	14,983
Total liabilities	$478,034	$1,279,896

(1)Includes escrow receivable and other current assets.